Shareholder Fees - FidelityStockSelectorAllCapFund-RetailPRO	Nov. 29, 2024 USD ($)
FidelityStockSelectorAllCapFund-RetailPRO | Fidelity Stock Selector All Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none